UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2004

Check here if Amendment |_|; Amendment Number: __________

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALLSTATE INVESTMENT MANAGEMENT COMPANY
Address: 3075 SANDERS ROAD, SUITE G4A
         NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-04302

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  DOUG WELCH
Title: ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone: 847-402-2170

Signature, Place, and Date of Signing:


           /s/ Doug Welch              NORTHBROOK,IL.           11/9/2004
    -----------------------------   --------------------    ----------------
            [Signature]                [City, State]              [Date]

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of thius reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all hgoldings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File Number              Name

           1 028-05674                       ALLSTATE PENSION PLAN

           2 028-01038                       ALLSTATE RETIREMENT PLAN

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     --

Form 13F Information Table Value Total:     --

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number               Name

_____        NONE                               NONE